SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NET REVENUES
Total net revenues		$ 4,802,309	$ 5,087,178	$ 4,078,013
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,285,474	1,379,111	995,335
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties		(870)	0	0
Pre-opening costs		(90,556)	(13,969)	(5,785)
Development costs		(10,734)	(26,297)	(11,099)
Amortization of gaming subconcession		(57,237)	(57,237)	(57,237)
Amortization of land use rights		(64,471)	(64,271)	(59,911)
Depreciation and amortization		(246,686)	(261,298)	(261,449)
Land rent to Belle		(3,562)	(3,045)	0
Share-based compensation		(20,401)	(14,987)	(8,973)
Property charges and others		(8,698)	(6,884)	(8,654)
Gain on disposal of assets held for sale		22,072	0	0
Corporate and Others expenses		(118,971)	(91,299)	(75,135)
Total operating costs and expenses		(600,114)	(539,287)	(488,243)
OPERATING INCOME		685,360	839,824	507,092
NON-OPERATING INCOME (EXPENSES)
Interest income		20,025	7,660	10,958
Interest expenses, net of capitalized interest		(124,090)	(152,660)	(109,611)
Change in fair value of interest rate swap agreements		0	0	363
Amortization of deferred financing costs		(28,055)	(18,159)	(13,272)
Loan commitment and other finance fees		(18,976)	(25,643)	(1,324)
Foreign exchange (loss) gain, net		(6,155)	(10,756)	4,685
Other income, net		2,313	1,661	115
Loss on extinguishment of debt		0	(50,935)	0
Costs associated with debt modification		0	(10,538)	(3,277)
Total non-operating expenses, net		(154,938)	(259,370)	(111,363)
INCOME BEFORE INCOME TAX		530,422	580,454	395,729
INCOME TAX (EXPENSE) CREDIT		(3,036)	(2,441)	2,943
Net income		527,386	578,013	398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		80,894	59,450	18,531
Net income attributable to Melco Crown Entertainment Limited		608,280	637,463	417,203
Corporate and Others [Member]
NET REVENUES
Total net revenues		52,132	46,552	46,911
Macau [Member]
NET REVENUES
Total net revenues		4,742,613	5,040,626	4,031,102
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,285,468	1,379,714	995,811
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues		147,373	148,683	143,260
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	36,337	40,222	36,065
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues		744,850	1,033,801	966,770
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	84,795	147,340	154,697
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues		3,848,623	3,857,049	2,920,912
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,165,632	1,193,211	805,719
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues		1,767	1,093	160
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	(1,296)	(1,059)	(670)
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues		7,564	0	0
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	$ 6	$ (603)	$ (476)

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, gain on disposal of assets held for sale, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.